Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurement on Company's Assets and Liabilities
The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2021 and 2020:

	As of September 30, 2021
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$209,026	$—	$—	$209,026
Corporate bonds	—	190,437	—	190,437
U.S. government treasuries	54,752	—	—	54,752
Supranational and sovereign debt	—	7,453	—	7,453
Asset backed obligations	—	3,885	—	3,885

Total available-for-sale securities	263,778	201,775	—	465,553

Equity Investments	—	—	37,581	37,581
Derivative financial instruments, net	—	10,979	—	10,979
Other liabilities	—	—	(51,590)	(51,590)

Total	$263,778	$212,754	$(14,009)	$462,523

	As of September 30, 2020
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$558,633	$—	$—	$558,633
Corporate bonds	—	752	—	752

Total available-for-sale securities	558,633	752	—	559,385

Equity Investments	—	—	24,211	24,211
Derivative financial instruments, net	—	20,636	—	20,636
Other liabilities	—	—	(19,641)	(19,641)

Total	$558,633	$21,388	$4,570	$584,591